Putnam VT Focused International Equity Fund†
† Effective April 30, 2021, the fund changed its name from Putnam VT Global Equity Fund.
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value
Air freight and logistics (1.1%)
DSV Panalpina A/S (Denmark)	11,596	$2,275,052

		2,275,052
Airlines (1.1%)
Ryanair Holdings PLC ADR (Ireland)(NON)	20,400	2,346,000

		2,346,000
Automobiles (0.9%)
General Motors Co.(NON)	34,900	2,005,354

		2,005,354
Banks (2.3%)
Bank of America Corp.	58,738	2,272,573
Citigroup, Inc.	36,900	2,684,475

		4,957,048
Beverages (1.9%)
Asahi Group Holdings, Ltd. (Japan)	58,900	2,494,015
Heineken NV (Netherlands)	15,272	1,569,228

		4,063,243
Biotechnology (1.5%)
Regeneron Pharmaceuticals, Inc.(NON)	3,235	1,530,608
Vertex Pharmaceuticals, Inc.(NON)	7,743	1,663,893

		3,194,501
Building products (1.3%)
Johnson Controls International PLC	47,700	2,846,259

		2,846,259
Commercial services and supplies (0.8%)
Waste Connections, Inc.	16,026	1,730,487

		1,730,487
Construction and engineering (0.6%)
Kyudenko Corp. (Japan)	31,300	1,196,588

		1,196,588
Containers and packaging (4.5%)
Avery Dennison Corp.	14,900	2,736,385
Ball Corp.	28,200	2,389,668
SIG Combibloc Group AG (Switzerland)	198,279	4,585,916

		9,711,969
Diversified financial services (0.2%)
Eurazeo SA (France)(NON)	6,828	519,667

		519,667
Diversified telecommunication services (1.1%)
Liberty Global PLC Class C (United Kingdom)(NON)	93,300	2,382,882

		2,382,882
Electric utilities (4.7%)
NRG Energy, Inc.	264,862	9,993,243

		9,993,243
Electrical equipment (1.0%)
Eaton Corp. PLC	15,868	2,194,227

		2,194,227
Entertainment (2.8%)
CTS Eventim AG & Co. KGaA (Germany)(NON)	26,042	1,509,871
Sea, Ltd. ADR (Thailand)(NON)	9,100	2,031,393
Walt Disney Co. (The)(NON)	12,800	2,361,856

		5,903,120
Food and staples retail (2.0%)
Walmart, Inc.	31,913	4,334,743

		4,334,743
Food products (2.9%)
Kerry Group PLC Class A (Ireland)	16,995	2,126,535
Nomad Foods, Ltd. (United Kingdom)(NON)	144,983	3,981,233

		6,107,768
Health-care equipment and supplies (3.1%)
Cooper Cos., Inc. (The)	6,400	2,458,176
Danaher Corp.	18,386	4,138,321

		6,596,497
Household durables (2.0%)
HC Brillant Services GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	6	5
Open House Co., Ltd. (Japan)	55,200	2,360,972
Sony Corp. (Japan)	18,300	1,926,651

		4,287,628
Independent power and renewable electricity producers (1.0%)
AES Corp. (The)	78,136	2,094,826

		2,094,826
Insurance (6.6%)
Assured Guaranty, Ltd.	127,885	5,406,978
AXA SA (France)	89,075	2,390,527
Prudential PLC (United Kingdom)	113,885	2,418,612
QBE Insurance Group, Ltd. (Australia)	528,341	3,880,397

		14,096,514
Interactive media and services (2.3%)
Alphabet, Inc. Class C(NON)	2,389	4,941,957

		4,941,957
Internet and direct marketing retail (5.5%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	7,900	1,791,167
Amazon.com, Inc.(NON)	3,242	10,031,007

		11,822,174
IT Services (6.8%)
Fidelity National Information Services, Inc.	14,300	2,010,723
Fiserv, Inc.(NON)	21,290	2,534,362
GoDaddy, Inc. Class A(NON)	30,433	2,362,209
PayPal Holdings, Inc.(NON)	10,800	2,622,672
Shopify, Inc. Class A (Canada)(NON)	919	1,016,874
Visa, Inc. Class A	19,458	4,119,842

		14,666,682
Life sciences tools and services (0.8%)
Bio-Rad Laboratories, Inc. Class A(NON)	3,100	1,770,627

		1,770,627
Machinery (2.8%)
Deere & Co.	4,330	1,620,026
Otis Worldwide Corp.	31,600	2,163,020
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	131,500	2,260,508

		6,043,554
Marine (1.2%)
A. P. Moeller-Maersck A/S Class B (Denmark)	1,140	2,648,154

		2,648,154
Media (1.4%)
Cogeco Communications, Inc. (Canada)	31,600	2,967,136

		2,967,136
Oil, gas, and consumable fuels (2.5%)
Cenovus Energy, Inc. (Canada)	724,333	5,440,999

		5,440,999
Personal products (1.4%)
Unilever PLC (United Kingdom)	53,930	3,015,549

		3,015,549
Pharmaceuticals (2.0%)
AstraZeneca PLC (United Kingdom)	25,689	2,566,513
Novartis AG (Switzerland)	19,276	1,647,276

		4,213,789
Road and rail (2.5%)
Union Pacific Corp.	24,159	5,324,885

		5,324,885
Semiconductors and semiconductor equipment (5.7%)
ASML Holding NV (Netherlands)	5,000	3,086,800
Micron Technology, Inc.(NON)	45,500	4,013,555
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	18,900	2,235,492
Texas Instruments, Inc.	14,859	2,808,202

		12,144,049
Software (11.1%)
Adobe, Inc.(NON)	7,136	3,392,240
Constellation Software, Inc. (Canada)	1,700	2,374,129
Dynatrace, Inc.(NON)	58,600	2,826,864
Microsoft Corp.	36,686	8,649,458
RingCentral, Inc. Class A(NON)	6,841	2,037,797
ServiceNow, Inc.(NON)	9,051	4,526,496

		23,806,984
Specialty retail (2.8%)
Advance Auto Parts, Inc.	13,702	2,514,180
Lowe's Cos., Inc.	18,383	3,496,079

		6,010,259
Textiles, apparel, and luxury goods (1.3%)
Levi Strauss & Co. Class A	120,800	2,888,328

		2,888,328
Trading companies and distributors (1.9%)
Ashtead Group PLC (United Kingdom)	69,235	4,130,007

		4,130,007

Total common stocks (cost $151,136,509)		$204,672,749

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.00%, 7/31/22(i)	$110,000	$113,126

Total U.S. treasury obligations (cost $113,126)		$113,126

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	6,193,019	$6,193,019
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	120,000	120,000
U.S. Treasury Bills 0.080%, 4/8/21(SEGSF)		$200,000	200,000
U.S. Treasury Bills zero%, 9/9/21(i)		111,000	110,978
U.S. Treasury Cash Management Bills 0.032%, 6/1/21(SEGSF)		200,000	199,995
U.S. Treasury Cash Management Bills 0.023%, 6/29/21(SEGSF)		200,000	199,995
U.S. Treasury Cash Management Bills 0.011%, 7/6/21(SEGSF)		300,000	299,989

Total short-term investments (cost $7,323,963)			$7,323,976
TOTAL INVESTMENTS

Total investments (cost $158,573,598)			$212,109,851

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $81,626,766) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/16/21	$5,310,403	$5,385,364	$74,961
		Euro	Sell	6/16/21	1,260,778	1,277,572	16,794
		Japanese Yen	Sell	5/19/21	1,825,270	1,926,024	100,754
	Barclays Bank PLC
		British Pound	Sell	6/16/21	956,678	970,581	13,903
		Canadian Dollar	Buy	4/21/21	644,895	639,494	5,401
		Euro	Buy	6/16/21	1,757,221	1,780,978	(23,757)
		Hong Kong Dollar	Buy	5/20/21	1,809,900	1,815,273	(5,373)
		Japanese Yen	Sell	5/19/21	111,037	146,365	35,328
	Citibank, N.A.
		British Pound	Sell	6/16/21	1,419,987	1,440,627	20,640
		Canadian Dollar	Sell	4/21/21	2,192,992	2,192,842	(150)
		Chinese Yuan (Offshore)	Buy	5/20/21	929,908	940,949	(11,041)
		Danish Krone	Sell	6/16/21	2,806,721	2,887,514	80,793
		Euro	Buy	6/16/21	1,930,453	1,958,327	(27,874)
		Japanese Yen	Sell	5/19/21	929,828	981,357	51,529
	Goldman Sachs International
		British Pound	Sell	6/16/21	696,480	702,002	5,522
		Canadian Dollar	Sell	4/21/21	579,005	574,005	(5,000)
		Japanese Yen	Buy	5/19/21	4,339,477	4,579,223	(239,746)
	HSBC Bank USA, National Association
		British Pound	Sell	6/16/21	1,501,755	1,522,392	20,637
		Chinese Yuan (Offshore)	Sell	5/20/21	2,672,177	2,704,076	31,899
		Euro	Buy	6/16/21	3,866,426	3,918,185	(51,759)
		Swedish Krona	Buy	6/16/21	515,207	528,544	(13,337)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	305,140	312,856	(7,716)
		Japanese Yen	Buy	5/19/21	4,115,638	4,342,893	(227,255)
		Norwegian Krone	Buy	6/16/21	392,261	393,892	(1,631)
		Singapore Dollar	Buy	5/19/21	806,169	813,567	(7,398)
		Swedish Krona	Buy	6/16/21	1,418,027	1,453,960	(35,933)
		Swiss Franc	Sell	6/16/21	879,336	906,310	26,974
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/21/21	755,291	774,251	18,960
		British Pound	Buy	6/16/21	274,124	277,867	(3,743)
		Canadian Dollar	Buy	4/21/21	804,209	797,330	6,879
		Euro	Sell	6/16/21	1,113,501	1,129,097	15,596
		Swiss Franc	Buy	6/16/21	344,949	351,552	(6,603)
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	1,420,796	1,456,677	(35,881)
		British Pound	Sell	6/16/21	741,984	752,984	11,000
		Euro	Buy	6/16/21	2,523,436	2,557,027	(33,591)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/21/21	424,628	435,319	(10,691)
		British Pound	Buy	6/16/21	861,948	865,400	(3,452)
		Canadian Dollar	Buy	4/21/21	570,808	565,907	4,901
		Chinese Yuan (Offshore)	Buy	5/20/21	546,676	553,139	(6,463)
		Euro	Sell	6/16/21	2,010,551	2,037,752	27,201
		Israeli Shekel	Buy	4/21/21	421,551	443,889	(22,338)
		Japanese Yen	Buy	5/19/21	2,861,146	2,992,711	(131,565)
	Toronto-Dominion Bank
		Chinese Yuan (Offshore)	Sell	5/20/21	617,868	627,575	9,707
	UBS AG
		Australian Dollar	Sell	4/21/21	1,400,286	1,435,452	35,166
		British Pound	Sell	6/16/21	765,011	775,574	10,563
		Canadian Dollar	Sell	4/21/21	2,551,806	2,531,069	(20,737)
		Euro	Buy	6/16/21	4,336,443	4,393,542	(57,099)
		Hong Kong Dollar	Sell	5/20/21	1,713,839	1,718,310	4,471
		Japanese Yen	Sell	5/19/21	907,974	950,220	42,246
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	548,371	557,030	(8,659)
		British Pound	Sell	6/16/21	349,826	360,268	10,442
		Canadian Dollar	Sell	4/21/21	1,882,720	1,869,634	(13,086)
		Euro	Sell	6/16/21	2,186,602	2,216,056	29,454
		Japanese Yen	Buy	5/19/21	1,048,647	1,105,962	(57,315)

	Unrealized appreciation						711,721

	Unrealized (depreciation)						(1,069,193)

	Total						$(357,472)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $214,471,186.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC#	$565,040	$11,342,415	$11,907,455	$690	$—
	Putnam Short Term Investment Fund**	699,653	15,432,599	9,939,233	1,050	6,193,019

	Total Short-term investments	$1,264,693	$26,775,014	$21,846,688	$1,740	$6,193,019
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund had no securities on loan at period end.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $583,953.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $707,325 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.5%
	United Kingdom	8.7
	Canada	5.6
	Japan	3.8
	Switzerland	2.9
	Denmark	2.3
	Netherlands	2.2
	Ireland	2.1
	Australia	1.8
	France	1.4
	Hong Kong	1.1
	Taiwan	1.1
	Thailand	1.0
	China	0.8
	Germany	0.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $744,786 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $583,953 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$16,195,095	$—	$—
Consumer discretionary	22,726,115	4,287,623	5
Consumer staples	15,027,288	2,494,015	—
Energy	5,440,999	—	—
Financials	15,692,832	3,880,397	—
Health care	15,775,414	—	—
Industrials	27,278,117	3,457,096	—
Information technology	50,617,715	—	—
Materials	9,711,969	—	—
Utilities	12,088,069	—	—

Total common stocks	190,553,613	14,119,131	5
U.S. treasury obligations	—	113,126	—
Short-term investments	120,000	7,203,976	—

Totals by level	$190,673,613	$21,436,233	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(357,472)	$—

Totals by level	$—	$(357,472)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$84,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com